Commitments and Contingencies (Details) - Unfavorable action - Centers for Medicare and Medicaid Services (CMS) - USD ($) $ in Thousands		1 Months Ended
	Jul. 01, 2015	Aug. 31, 2014	Sep. 30, 2016	Jun. 30, 2015
Loss contingency
Settlement on original claim amount offered by CMS to allow providers to remove eligible claims pending in appeals process (as a percent)		68.00%
RAC contract contingency fee on original amount of settled claims under CMS July 1, 2015 Technical Direction Letter (as a percent)	32.00%
Maximum possible additional amount of refund payable in excess of amount accrued			$ 11,800	$ 12,400
Estimated liability for refunds and appeals
Loss contingency
Estimated refund liability on settled claims			$ 22,308	$ 22,308